CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 3,185	$ 976
Restricted cash	6,996	5,407
Accounts receivable, net	15,280	11,467
Deferred tax assets, net	114	145
Prepaid expenses and other current assets	1,054	929
Current assets from discontinued operations	309	1,230
Total current assets	26,938	20,154
Property and equipment, net	1,492	1,579
Deferred financing costs, net		123
Goodwill	314	314
Other assets	395	389
Total assets	29,139	22,559
CURRENT LIABILITIES:
Notes payable - banks	12,653	8,596
Accounts payable	2,312	3,824
Accrued expenses and other current liabilities	16,733	13,302
Income taxes payable	61	1,677
Current liabilities from discontinued operations	356	3,062
Total current liabilities	32,115	30,461
Convertible notes payable to related party, including accrued interest	36,570	28,127
Liability to United States Department of Labor	259	582
Other liabilities	551	75
Total liabilities	69,495	59,245
COMMITMENTS AND CONTINGENCIES (NOTES 13 and 16)
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 33,333,334 and 17,000,000 shares authorized as of December 31, 2013 and 2012 respectively; 8,041,698 and 8,036,698 shares issued and outstanding as of December 31, 2013 and 2012, respectively	4,495	4,492
Additional paid-in capital	20,927	20,891
Accumulated deficit	(58,625)	(55,192)
Accumulated other comprehensive loss	(7,153)	(6,877)
Total shareholders' deficit	(40,356)	(36,686)
Total liabilities and shareholders' deficit	$ 29,139	$ 22,559